Events after the reporting year (Details) - Execution of new long-term incentive compensation program - MYT Netherlands Omnibus Incentive Compensation Plan - Top management € in Millions	12 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Long-term incentive plan, term	3 years
Performance share unit, measurement term	3 years
Performance share unit, vesting period	3 years
Restricted stock units, vesting period	3 years
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Compensation expense	€ 2.1